LifeX 2060 Inflation-Protected Longevity Income ETF Investment Risks - LifeX 2060 Inflation-Protected Longevity Income ETF	Dec. 31, 2024
Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which fluctuate in value in response to changes in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by investors, and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.
Term Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2060, and there will be no further distributions from the Fund beyond that year. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term. Investors should consider the price of the Fund’s shares and the remaining term of the Fund at the time of their purchase when determining whether the Fund is appropriate for their financial planning needs, as an investment made closer to the end of the Fund’s term in December 2060 will result in fewer monthly distributions being paid to the investor than if the investment had been made at the start of the Fund’s term. For example, an investor who purchases shares of the Fund on January 1, 2026 is expected to receive a total of 420 monthly distributions if the shares are held until the Fund liquidates, whereas an investor who purchases shares on October 1, 2060 is expected to receive only 3 monthly distributions.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation and are otherwise not intended to change. If interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease. In addition, the Fund’s longer-maturity investments face the risk that interest rates will rise, decreasing their market value, while the Fund’s shorter-maturity investments, including those held through money market funds, face the risk that interest rates will fall and reduce the available yield at which their principal can be reinvested upon maturity. In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to hedge its inflation exposure more precisely. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.
U.S. Government Bonds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.
Closed-End Fund Availability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Closed-End Fund Availability Risk. Members of the relevant Modeled Cohort are expected to be able to receive Longevity-Linked Distributions by investing in a corresponding Closed-End Fund offered to members of the Modeled Cohort at age 80. However, the Closed-End Funds may not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes there may not be a sufficiently diverse investor base, which is expected to be at least 100 shareholders. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. Shares of the Funds may continue to be held by a shareholder’s beneficiary or may be sold at the then-current market price. However, a beneficiary of a Fund shareholder will not be eligible to invest in a corresponding Closed-End Fund unless the beneficiary is a member of the relevant Modeled Cohort. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.
ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including: ●The Fund’s shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV. ●Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained. ●Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.
Limited Operating History Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Operating History Risk. The Fund is a series of an open-end management investment company and has a limited history of operations. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management and Operational Risk. The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s management techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may select investments that do not perform as anticipated by the Adviser. In making decisions for the Fund, the Adviser uses quantitative models to select U.S. Government Bonds and other securities in which the Fund invests. Any imperfections, errors or limitations in quantitative analyses and models used by the Adviser as part of the investment process could affect the Fund’s performance. The Adviser has not provided and will not provide any guarantee or assurance to the Fund that these quantitative analyses or models will accurately reflect the Fund’s performance. The Fund is also subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including the pricing, administrative, accounting, tax, legal, custody, transfer agency and other services provided by other service providers. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber-attacks, disruptions and failures affecting, or by, a service provider.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.